INCOME TAXES EXPENSES (Schedule of Current Income Tax) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current tax:
PRC income tax	$ 908,268	$ 726,206	$ 1,140,923